Goodwill (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [abstract]
Goodwill, beginning balance	$ 4,019	$ 4,135
Foreign exchange revaluation	550	(116)
Goodwill, ending balance	$ 4,569	$ 4,019